Condensed Consolidated Statements of Equity Statement - USD ($) $ in Thousands	Total	Preferred Shares [Member]	Preferred Shares, Amount [Member]	Common Shares [Member]	Common Shares, Amount [Member]	AOCI [Member]	Accumulated Deficit [Member]
Preferred Shares, Outstanding at Dec. 31, 2019		8,443,778
Preferred Shares, Value, Issued at Dec. 31, 2019			$ 8,444
Common Stock, Shares, Outstanding, period start at Dec. 31, 2019				3,850,105
Total Shareholders' Equity (Deficit) at Dec. 31, 2019	$ 1,240				$ 186,161	$ (1,769)	$ (191,596)
Shares Issued During Period, Shares, Issued for Services				146,300
Shares Issued During Period, Value, Issued for Services	130				130
Shares Issued During Period, Shares, Share-based Compensation, Gross				20,420
Restricted Shares, Value, Shares Issued Net of Tax Withholdings	0				0
Share-based Compensation	5				5
Other Comprehensive Income (Loss), Net of Tax	(71)					(71)
Net Loss	(1,103)						(1,103)
Preferred Shares, Outstanding at Mar. 31, 2020		8,443,778
Preferred Shares, Value, Issued at Mar. 31, 2020			8,444
Common Stock, Shares, Outstanding, period end at Mar. 31, 2020				4,016,825
Total Shareholders' Equity (Deficit) at Mar. 31, 2020	201				186,296	(1,840)	(192,699)
Preferred Shares, Outstanding at Dec. 31, 2019		8,443,778
Preferred Shares, Value, Issued at Dec. 31, 2019			8,444
Common Stock, Shares, Outstanding, period start at Dec. 31, 2019				3,850,105
Total Shareholders' Equity (Deficit) at Dec. 31, 2019	1,240				186,161	(1,769)	(191,596)
Other Comprehensive Income (Loss), Net of Tax	(31)
Net Loss	(4,239)
Preferred Shares, Outstanding at Sep. 30, 2020		9,355,778
Preferred Shares, Value, Issued at Sep. 30, 2020			11,769
Common Stock, Shares, Outstanding, period end at Sep. 30, 2020				7,597,186
Total Shareholders' Equity (Deficit) at Sep. 30, 2020	6,032				191,898	(1,800)	(195,835)
Preferred Shares, Outstanding at Mar. 31, 2020		8,443,778
Preferred Shares, Value, Issued at Mar. 31, 2020			8,444
Common Stock, Shares, Outstanding, period start at Mar. 31, 2020				4,016,825
Total Shareholders' Equity (Deficit) at Mar. 31, 2020	201				186,296	(1,840)	(192,699)
Convertible Preferred Stock, Shares Issued upon Conversion				450,000
Conversion of preferred shares	292				292
Preferred shares, Series D, shares		1,244,000
Preferred shares issued, amount	808		808
Shares Issued During Period, Shares, Issued for Services				480,000
Shares Issued During Period, Value, Issued for Services	1,194				1,194
Issuance of common shares for conversion of convertible debt				580,580
Issuance of common shares for conversion of convertible debt, amount	377				377
Issuance of stock options, settlement of liabilities	54				54
Share-based Compensation Arrangement by Share-based Payment Award, Options, Exercises in Period				30,000
Stock Issued During Period, Value, Stock Options Exercised	75				75
Other Comprehensive Income (Loss), Net of Tax	28					28
Net Loss	(1,946)						(1,946)
Preferred Shares, Outstanding at Jun. 30, 2020		9,687,778
Preferred Shares, Value, Issued at Jun. 30, 2020			9,252
Common Stock, Shares, Outstanding, period end at Jun. 30, 2020				5,557,405
Total Shareholders' Equity (Deficit) at Jun. 30, 2020	1,083				188,288	(1,812)	(194,645)
Preferred stock converted to common stock		(335,000)
Preferred stock converted to common stock value			(218)
Convertible Preferred Stock, Shares Issued upon Conversion				335,000
Conversion of preferred shares	0				218
Preferred shares issued, amount			2,735
Stock Issued During Period, Shares, New Issues				260,000
Stock Issued During Period, Value, New Issues	268				268
Shares Issued During Period, Shares, Issued for Services				339,541
Shares Issued During Period, Value, Issued for Services	1,157				1,157
Issuance of common shares for conversion of convertible debt				625,240
Issuance of common shares for conversion of convertible debt, amount	406				406
Stock Issued During Period, Value, Stock Options Exercised	1				1
Other Comprehensive Income (Loss), Net of Tax	12					12
Net Loss	(1,190)						(1,190)
Preferred Shares, Outstanding at Sep. 30, 2020		9,355,778
Preferred Shares, Value, Issued at Sep. 30, 2020			11,769
Common Stock, Shares, Outstanding, period end at Sep. 30, 2020				7,597,186
Total Shareholders' Equity (Deficit) at Sep. 30, 2020	6,032				191,898	(1,800)	(195,835)
Preferred Shares, Shares Issued		3,000
Stock Issued During Period, Shares, Purchase of Assets				480,000
Stock Issued During Period, Value, Purchase of Assets	$ 1,560				1,560
Preferred Shares, Outstanding at Dec. 31, 2020	9,355,778	9,355,778
Preferred Shares, Value, Issued at Dec. 31, 2020			11,769
Common Stock, Shares, Outstanding, period start at Dec. 31, 2020	7,867,186			7,867,186
Total Shareholders' Equity (Deficit) at Dec. 31, 2020	$ 5,009				192,406	(1,791)	(197,375)
Preferred stock converted to common stock		(2,495,300)
Preferred stock converted to common stock value			(2,482)
Convertible Preferred Stock, Shares Issued upon Conversion				2,532,798
Conversion of preferred shares	0				2,482
Stock Issued During Period, Shares, New Issues				235,000
Stock Issued During Period, Value, New Issues	597				597
Shares Issued During Period, Shares, Issued for Services				351,880
Shares Issued During Period, Value, Issued for Services	921				921
Shares Issued, Warrants Exercised				743,820
Adjustments to Additional Paid in Capital, Warrant Issued	478				478
Other Comprehensive Income (Loss), Net of Tax	4					4
Net Loss	(2,372)						(2,372)
Dividends, Preferred Stock	(193)						(193)
Preferred Shares, Outstanding at Mar. 31, 2021		6,860,478
Preferred Shares, Value, Issued at Mar. 31, 2021			9,287
Common Stock, Shares, Outstanding, period end at Mar. 31, 2021				11,730,684
Total Shareholders' Equity (Deficit) at Mar. 31, 2021	$ 4,444				196,884	(1,787)	(199,940)
Preferred Shares, Outstanding at Dec. 31, 2020	9,355,778	9,355,778
Preferred Shares, Value, Issued at Dec. 31, 2020			11,769
Common Stock, Shares, Outstanding, period start at Dec. 31, 2020	7,867,186			7,867,186
Total Shareholders' Equity (Deficit) at Dec. 31, 2020	$ 5,009				192,406	(1,791)	(197,375)
Other Comprehensive Income (Loss), Net of Tax	4
Net Loss	$ (7,653)
Preferred Shares, Outstanding at Sep. 30, 2021	1,000	1,000
Preferred Shares, Value, Issued at Sep. 30, 2021			957
Common Stock, Shares, Outstanding, period end at Sep. 30, 2021	59,208,801			59,208,801
Total Shareholders' Equity (Deficit) at Sep. 30, 2021	$ 219,472				425,860	(1,787)	(205,558)
Preferred Shares, Outstanding at Mar. 31, 2021		6,860,478
Preferred Shares, Value, Issued at Mar. 31, 2021			9,287
Common Stock, Shares, Outstanding, period start at Mar. 31, 2021				11,730,684
Total Shareholders' Equity (Deficit) at Mar. 31, 2021	4,444				196,884	(1,787)	(199,940)
Preferred stock converted to common stock		(2,399)
Preferred stock converted to common stock value			(2,160)
Convertible Preferred Stock, Shares Issued upon Conversion				2,108,620
Conversion of preferred shares	0				2,160
Stock Issued During Period, Shares, New Issues				6,695,000
Stock Issued During Period, Value, New Issues	7,642				7,642
Shares Issued During Period, Shares, Issued for Services				770,000
Shares Issued During Period, Value, Issued for Services	1,135				1,135
Shares Issued, Warrants Exercised				747,000
Adjustments to Additional Paid in Capital, Warrant Issued	687				687
Issuance of common shares for conversion of convertible debt				468,225
Issuance of common shares for conversion of convertible debt, amount	799				799
Shares Issued During Period, Shares, Share-based Compensation, Gross				62,500
Restricted Shares, Value, Shares Issued Net of Tax Withholdings	0				0
Share-based Compensation	247				247
Other Comprehensive Income (Loss), Net of Tax	8					8
Net Loss	(2,881)						(2,881)
Dividends, Preferred Stock	(169)						(169)
Preferred Shares, Outstanding at Jun. 30, 2021		6,858,079
Preferred Shares, Value, Issued at Jun. 30, 2021			7,127
Common Stock, Shares, Outstanding, period end at Jun. 30, 2021				22,582,029
Total Shareholders' Equity (Deficit) at Jun. 30, 2021	11,912				209,554	(1,779)	(202,990)
Preferred stock converted to common stock		(6,867,079)
Preferred stock converted to common stock value			(15,745)
Convertible Preferred Stock, Shares Issued upon Conversion				6,076,770
Conversion of preferred shares	0				15,745
Preferred shares issued, amount			9,575
Stock Issued During Period, Shares, New Issues				25,088,530
Stock Issued During Period, Value, New Issues	186,778				186,778
Shares Issued During Period, Shares, Issued for Services				362,972
Shares Issued During Period, Value, Issued for Services	1,648				1,648
Shares Issued, Warrants Exercised				498,500
Adjustments to Additional Paid in Capital, Warrant Issued	423				423
Share-based Compensation Arrangement by Share-based Payment Award, Options, Exercises in Period				100,000
Stock Issued During Period, Value, Stock Options Exercised	252				252
Share-based Compensation	52				52
Other Comprehensive Income (Loss), Net of Tax	(8)					(8)
Net Loss	(2,400)						(2,400)
Dividends, Preferred Stock	$ (168)						(168)
Preferred Shares, Outstanding at Sep. 30, 2021	1,000	1,000
Preferred Shares, Value, Issued at Sep. 30, 2021			$ 957
Common Stock, Shares, Outstanding, period end at Sep. 30, 2021	59,208,801			59,208,801
Total Shareholders' Equity (Deficit) at Sep. 30, 2021	$ 219,472				425,860	$ (1,787)	$ (205,558)
Preferred Shares, Shares Issued		10,000
Stock Issued During Period, Shares, Purchase of Assets				4,500,000
Stock Issued During Period, Value, Purchase of Assets	$ 11,408				$ 11,408